UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10063

T. Rowe Price International Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PIEQX International Equity Index
Fund –
.
TLIEX International Equity Index
Fund–
.
Z Class

T. ROWE PRICE International Equity Index Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE International Equity Index Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended April 30,
2023, as inflation, though still high, moderated and central bank rate hikes appeared to be nearing an end. The rebound in most sectors from the steep losses incurred earlier in 2022 was also aided by some better-than-expected economic news, although concerns about a possible recession lingered throughout the period.
For the six-month period, growth stocks were buoyed by falling interest rates and outperformed value shares. European equities outperformed stocks in most other regions, and emerging markets stocks were boosted by strong gains in
Asia, which were supported by China’s decision at the end of 2022 to lift most of its pandemic-related restrictions. Returns to U.S. investors in international stocks were enhanced by a sharp decline in the U.S. dollar versus other major currencies.
Within the S&P 500 Index, the communication services and information technology sectors had, by far, the strongest returns. On the other hand, the energy sector finished in negative territory and was the weakest segment amid falling oil prices and concerns about weaker global demand for crude.
Cheaper oil also contributed to slowing inflation during the period, although it remained well above the Federal Reserve’s long-term 2% target. March’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 5.0% on a 12-month basis, the lowest level since
May 2021 and the ninth consecutive month in which the annual inflation rate decreased.
In response to the still-high inflation readings, the Fed raised its short-term lending benchmark rate from around 3.00% in October 2022 to a target range of 4.75% to 5.00% by the end of the period, the highest since 2007. Fed officials implemented an additional 25-basis-point increase in early May just after our reporting period ended but suggested that they might be ready to pause additional rate hikes as they wait to see how the economy is progressing.
While shorter-maturity U.S. Treasury yields increased during the period in response to the Fed rate hikes, intermediate- and longer-term yields declined as investors predicted that the central bank would eventually have to cut rates sooner than it had planned as a result of a slowing economy, and this decrease in yields led to generally strong performance across the fixed income market.

T. ROWE PRICE International Equity Index Fund

As we look ahead, prominent bank failures in the U.S. and Europe in March and April have complicated an already uncertain market backdrop. U.S.
corporate earnings in the first quarter appeared to be headed for a second straight quarterly decline, and manufacturing is slowing, although the jobs market has so far been resilient. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange
Commission adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the other changes to come.
While the six-month fund letter will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE International Equity Index Fund
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
10/31/22 4/30/23
Financials 17.4% 17.7%
Industrials and Business
Services 14.9 15.1
Health Care 13.6 13.1
Consumer Discretionary 10.7 11.7
Consumer Staples 10.6 10.3
Materials 7.2 7.2
Information Technology 7.9 7.2
Energy 5.1 4.5
Communication Services 4.7 4.3
Utilities 3.3 3.4
Real Estate 2.5 2.2
Other and Reserves 2.1 3.3
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE International Equity Index Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
4/30/23
Nestle, Switzerland 2.2%
Novo Nordisk, Denmark 1.7
LVMH Moet Hennessy Louis Vuitton, France 1.6
ASML Holding, Netherlands 1.6
Roche Holding, Switzerland 1.4
AstraZeneca, United Kingdom 1.4
Novartis, Switzerland 1.4
Shell, United Kingdom 1.3
TotalEnergies, France 1.0
BHP Group, Australia 0.9
Toyota Motor, Japan 0.9
HSBC Holdings, United Kingdom 0.9
SAP, Germany 0.9
Unilever, United Kingdom 0.9
AIA Group, Hong Kong 0.8
Siemens, Germany 0.8
Sanofi, France 0.8
BP, United Kingdom 0.8
L'Oreal, France 0.7
Sony Group, Japan 0.7
Commonwealth Bank of Australia, Australia 0.7
Diageo, United Kingdom 0.6
Allianz, Germany 0.6
CSL, Australia 0.6
Schneider Electric, France 0.6
Total 25.8%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE International Equity Index Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe
Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are
subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE International Equity Index Fund

INTERNATIONAL EQUITY INDEX FUND
Beginning
Account Value
11/1/22
Ending
Account Value
4/30/23
Expenses Paid
During Period*
11/1/22 to 4/30/23
Investor Class
Actual $1,000.00 $1,245.30 $1.34
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.60   1.20
Z Class
Actual   1,000.00   1,246.40   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.79   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.24%, and
the
2
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE International Equity Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 12 .53 $ 16 .86 $ 12 .81 $ 13 .92 $ 12 .99 $ 14 .51
Investment activities
Net investment
income
(1)(2)
0 .22 0 .44 0 .39 0 .26 0 .39 0 .38
Net realized and
unrealized gain/loss 2 .82 ( 4 .25 ) 3 .92 ( 0 .98 ) 0 .90 ( 1 .52 )
Total from
investment activities 3 .04 ( 3 .81 ) 4 .31 ( 0 .72 ) 1 .29 ( 1 .14 )
Distributions
Net investment
income ( 0 .36 ) ( 0 .40 ) ( 0 .26 ) ( 0 .38 ) ( 0 .36 ) ( 0 .35 )
Net realized gain — ( 0 .12 ) — ( 0 .01 ) — ( 0 .03 )
Total distributions ( 0 .36 ) ( 0 .52 ) ( 0 .26 ) ( 0 .39 ) ( 0 .36 ) ( 0 .38 )
NET ASSET VALUE
End of period $ 15 .21 $ 12 .53 $ 16 .86 $ 12 .81 $ 13 .92 $ 12 .99

T. ROWE PRICE International Equity Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(3)
24 .53% ( 23 .30 ) % 33 .89% ( 5 .43 ) % 10 .35% ( 8 .11 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .24%
(4)
0 .30% 0 .40% 0 .45% 0 .45% 0 .45%
Net expenses after
waivers/payments
by Price Associates 0 .24%
(4)
0 .30% 0 .40% 0 .45% 0 .45% 0 .45%
Net investment
income 3 .03%
(4)
3 .05% 2 .41% 2 .03% 2 .98% 2 .64%
Portfolio turnover rate 13 .8% 12 .9% 22 .9% 10 .5% 7 .8% 10 .8%
Net assets, end of
period (in thousands) $762,256 $546,336 $727,834 $543,578 $589,293 $554,531
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Equity Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
4/30/23
. . Year
Ended
10/31/22
11/2/20
(1)
Through
10/31/21
NET ASSET VALUE
Beginning of period $ 12 .57 $ 16 .92 $ 13 .01
Investment activities
Net investment income
(2)(3)
0 .25 0 .53 0 .45
Net realized and unrealized gain/loss 2 .81 ( 4 .30 ) 3 .73
Total from investment activities 3 .06 ( 3 .77 ) 4 .18
Distributions
Net investment income ( 0 .41 ) ( 0 .46 ) ( 0 .27 )
Net realized gain — ( 0 .12 ) —
Total distributions ( 0 .41 ) ( 0 .58 ) ( 0 .27 )
NET ASSET VALUE
End of period $ 15 .22 $ 12 .57 $ 16 .92
Ratios/Supplemental Data
Total return
(3)(4)
24 .64% ( 23 .05 ) % 32 .39%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0 .14%
(5)
0 .15% 0 .21%
(5)
Net expenses after waivers/payments by Price Associates 0 .00%
(5)
0 .00% 0 .00%
(5)
Net investment income 3 .47%
(5)
3 .82% 2 .74%
(5)
Portfolio turnover rate 13 .8% 12 .9% 22 .9%
Net assets, end of period (in thousands) $81,315 $37,194 $2,207
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Equity Index Fund
April 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.1%
Common Stocks 0.1%
Tenaris (EUR)  24,230 347
Total Argentina (Cost
$415
)
347
AUSTRALIA 7.1%
Common Stocks 7.1%
Ampol  12,410 248
ANZ Group Holdings  155,770 2,529
APA Group  60,542 413
Aristocrat Leisure  30,923 782
ASX  10,082 459
Aurizon Holdings  95,856 218
BHP Group  179,558 5,329
BHP Group (GBP)  84,571 2,490
BlueScope Steel  23,808 316
Brambles  72,315 685
Cochlear  3,426 562
Coles Group  69,697 842
Commonwealth Bank of Australia  88,243 5,840
Computershare  28,296 421
CSL  25,112 5,013
Dexus  54,954 285
Endeavour Group  73,518 331
Fortescue Metals Group  88,186 1,234
Goodman Group  88,134 1,136
GPT Group  97,872 288
IDP Education  10,871 204
IGO  34,971 322
Insurance Australia Group  126,487 419
James Hardie Industries, CDI  23,208 518
Lendlease  35,890 178
Lottery Corp.  114,207 383
Macquarie Group  19,120 2,332
Medibank  140,710 333
Mineral Resources  8,895 439
Mirvac Group  202,466 325
National Australia Bank  164,175 3,161
Newcrest Mining  46,540 889
Northern Star Resources  60,371 538
Orica  23,234 251
Origin Energy  88,396 490

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Pilbara Minerals  130,755 372
Qantas Airways  (1) 48,126 212
QBE Insurance Group  77,317 791
Ramsay Health Care  9,395 404
REA Group  2,752 259
Reece  12,848 157
Rio Tinto  19,495 1,462
Santos  164,340 778
Scentre Group  270,292 519
SEEK  17,549 286
Sonic Healthcare  23,782 561
South32  238,874 675
Stockland  122,488 363
Suncorp Group  65,827 548
Telstra Group  210,596 611
Transurban Group  160,129 1,597
Treasury Wine Estates  37,039 343
Vicinity  198,545 278
Washington H. Soul Pattinson  11,066 232
Wesfarmers  59,080 2,044
Westpac Banking  182,323 2,729
WiseTech Global  7,551 346
Woodside Energy Group  83,028 1,884
Woodside Energy Group (GBP)  15,647 355
Woolworths Group  63,349 1,634
Xero  (1) 6,934 433
Total Australia (Cost
$51,876
)
60,076
AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank  17,906 651
OMV  7,557 358
Verbund  3,479 310
voestalpine  6,044 209
Total Austria (Cost
$1,526
)
1,528
BELGIUM 1.0%
Common Stocks 1.0%
Ageas  8,275 369
Anheuser-Busch InBev  45,233 2,941
Argenx  (1) 2,881 1,111
D'ieteren Group  1,296 244
Elia Group  1,722 236

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Groupe Bruxelles Lambert  5,103 458
KBC Group  13,026 931
Sofina  803 184
Solvay  3,803 457
UCB  6,584 612
Umicore  10,747 353
Warehouses De Pauw  8,373 250
Total Belgium (Cost
$6,693
)
8,146
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)  20,234 372
Total Chile (Cost
$241
)
372
CHINA 0.0%
Common Stocks 0.0%
Futu Holdings, ADR (USD)  (1)(2) 3,100 137
Total China (Cost
$335
)
137
DENMARK 3.0%
Common Stocks 3.0%
AP Moller - Maersk, Class A  150 268
AP Moller - Maersk, Class B  273 494
Carlsberg, Class B  5,069 839
Chr Hansen Holding  5,412 421
Coloplast, Class B  6,187 891
Danske Bank  (1) 35,919 759
Demant  (1) 4,792 205
DSV  9,749 1,835
Genmab  (1) 3,431 1,410
Novo Nordisk, Class B  86,208 14,341
Novozymes, Class B  10,651 555
Orsted  9,851 884
Pandora  4,725 437
ROCKWOOL, Class B  474 115
Tryg  18,475 437
Vestas Wind Systems  (1) 52,589 1,455
Total Denmark (Cost
$10,968
)
25,346

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
EGYPT 0.0%
Common Stocks 0.0%
OCI (EUR)  5,823 153
Total Egypt (Cost
$205
)
153
EUROPE/FAR EAST 1.8%
Equity Mutual Funds 1.8%
iShares Core MSCI EAFE, ETF (USD)  (2) 224,278 15,424
Total Europe/Far East (Cost
$13,774
)
15,424
FINLAND 0.9%
Common Stocks 0.9%
Elisa  7,298 453
Fortum  23,020 344
Kesko, Class B  14,015 292
Kone, Class B  17,700 1,010
Metso Outotec  36,824 407
Neste  22,031 1,068
Nokia  223,646 946
Nokia, Ordinary Shares  57,926 246
Orion, Class B  5,486 258
Sampo, Class A  24,983 1,267
Stora Enso, Class R  28,701 364
UPM-Kymmene  27,795 886
Wartsila  24,186 280
Total Finland (Cost
$8,153
)
7,821
FRANCE 12.3%
Common Stocks 12.3%
Accor  (1) 8,773 311
Aeroports de Paris  (1) 1,546 246
Air Liquide  27,256 4,903
Airbus  30,785 4,311
Alstom  16,653 419
Amundi  3,185 209
ArcelorMittal  27,427 779
Arkema  3,080 305
AXA  97,953 3,197
BioMerieux  2,181 228

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
BNP Paribas  57,851 3,738
Bollore  45,223 306
Bouygues  11,529 422
Bureau Veritas  15,086 435
Capgemini  8,529 1,555
Carrefour  30,919 643
Cie de Saint-Gobain  25,515 1,477
Cie Generale des Etablissements Michelin  35,329 1,125
Covivio  2,468 140
Credit Agricole  63,377 775
Danone  (2) 33,435 2,213
Dassault Aviation  1,304 255
Dassault Systemes  34,710 1,409
Edenred  12,997 845
Eiffage  4,338 516
Engie  95,114 1,522
EssilorLuxottica  15,145 2,998
Eurazeo  2,269 162
Eurofins Scientific  7,019 490
Euronext  4,397 350
Gecina  2,394 267
Getlink  22,577 422
Hermes International  1,649 3,580
Ipsen  1,964 238
Kering  3,899 2,497
Klepierre  11,039 280
La Francaise des Jeux SAEM  5,390 230
L'Oreal  12,578 6,011
Legrand  13,895 1,315
LVMH Moet Hennessy Louis Vuitton  14,414 13,865
Orange  103,893 1,352
Pernod Ricard  10,746 2,482
Publicis Groupe  11,898 973
Remy Cointreau  1,191 206
Renault  (1) 9,863 366
Safran  17,799 2,768
Sanofi  59,405 6,402
Sartorius Stedim Biotech  1,440 386
Schneider Electric  28,253 4,927
SEB  1,297 149
Societe Generale  42,045 1,021
Sodexo  4,540 487
STMicroelectronics  35,592 1,523
Teleperformance  3,079 615
Thales  5,557 848
TotalEnergies  129,573 8,280

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Unibail-Rodamco-Westfield (1)(2) 4,557 244
Unibail-Rodamco-Westfield, CDI (AUD)  (1) 26,273 71
Valeo  10,778 210
Veolia Environnement  34,658 1,097
Vinci  28,026 3,467
Vivendi  36,973 406
Wendel  1,388 156
Worldline  (1) 12,457 542
Total France (Cost
$73,372
)
103,967
GERMANY 8.4%
Common Stocks 7.9%
adidas  8,588 1,512
Allianz  21,003 5,274
Aroundtown  52,027 71
BASF  47,830 2,474
Bayer  51,160 3,376
Bayerische Motoren Werke  17,733 1,988
Bechtle  4,265 198
Beiersdorf  5,249 733
Brenntag  8,046 656
Carl Zeiss Meditec  2,056 277
Commerzbank  (1) 55,435 616
Continental  5,644 396
Covestro  (1) 9,913 435
Daimler Truck Holding  (1) 23,571 779
Delivery Hero  (1) 8,817 352
Deutsche Bank  107,628 1,183
Deutsche Boerse  9,894 1,887
Deutsche Lufthansa  (1) 30,671 330
Deutsche Post  51,620 2,483
Deutsche Telekom  168,787 4,070
E.ON  116,916 1,547
Evonik Industries  10,920 238
Fresenius  21,998 637
Fresenius Medical Care  10,539 511
GEA Group  7,772 366
Hannover Rueck  3,140 671
HeidelbergCement  7,542 571
HelloFresh  (1)(2) 8,506 228
Henkel  3,972 294
Infineon Technologies  68,006 2,477
Knorr-Bremse  3,778 265
LEG Immobilien  3,803 237

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Mercedes-Benz Group  41,784 3,259
Merck  6,730 1,207
MTU Aero Engines  2,783 731
Munich Re  7,296 2,742
Nemetschek  3,007 235
Puma  5,417 317
QIAGEN  (1) 11,858 530
Rational  266 193
Rheinmetall  2,268 664
RWE  33,454 1,569
SAP  54,379 7,358
Scout24  4,115 256
Siemens  39,838 6,567
Siemens Energy  (1) 27,056 664
Siemens Healthineers  14,685 915
Symrise  6,915 835
Telefonica Deutschland Holding  53,420 181
United Internet  4,281 73
Volkswagen  1,233 207
Vonovia  (2) 37,300 809
Zalando  (1) 11,663 480
66,924
Preferred Stocks 0.5%
Bayerische Motoren Werke  2,571 273
Dr. Ing. h.c. F. Porsche  (1) 5,930 743
Henkel  10,598 857
Porsche Automobil Holding  7,974 444
Sartorius  1,267 492
Volkswagen  10,041 1,371
4,180
Total Germany (Cost
$60,168
)
71,104
HONG KONG 2.6%
Common Stocks 2.6%
AIA Group  615,800 6,704
BOC Hong Kong Holdings  192,500 608
Brightoil Petroleum Holdings  (1)(3) 109,000 —
Budweiser Brewing APAC  88,300 255
CK Asset Holdings  103,300 611
CK Hutchison Holdings  139,800 935
CK Infrastructure Holdings  32,500 185
CLP Holdings  85,400 636
ESR Cayman  103,800 162

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Galaxy Entertainment Group  (1) 114,000 811
Hang Lung Properties  104,000 190
Hang Seng Bank  39,800 590
Henderson Land Development  75,773 270
HKT Trust & HKT  194,000 255
Hong Kong & China Gas  583,277 518
Hong Kong Exchanges & Clearing  62,700 2,603
Hongkong Land Holdings (USD)  57,100 254
Jardine Matheson Holdings (USD)  8,200 396
Link  131,700 861
MTR  79,500 397
New World Development  78,625 210
Power Assets Holdings  71,000 406
Sands China  (1) 124,400 446
Sino Land  177,800 240
SITC International Holdings  69,000 128
Sun Hung Kai Properties  75,500 1,051
Swire Pacific, Class A  25,000 198
Swire Properties  61,000 164
Techtronic Industries  71,500 774
WH Group  428,000 238
Wharf Real Estate Investment  87,100 502
Xinyi Glass Holdings  96,000 176
Total Hong Kong (Cost
$17,401
)
21,774
IRELAND 0.8%
Common Stocks 0.8%
AIB Group  54,871 235
Bank of Ireland Group  55,738 576
CRH  38,903 1,876
DCC (GBP)  5,044 314
Flutter Entertainment  (1) 2,639 527
Flutter Entertainment (GBP)  (1) 6,026 1,208
Kerry Group, Class A  8,294 874
Kingspan Group  8,043 557
Smurfit Kappa Group  12,873 476
Total Ireland (Cost
$4,874
)
6,643
ISRAEL 0.6%
Common Stocks 0.6%
Azrieli Group  2,210 129
Bank Hapoalim  66,136 570
Bank Leumi Le-Israel  80,394 637

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Bezeq The Israeli Telecommunication  107,845 147
Check Point Software Technologies (USD)  (1) 5,200 662
CyberArk Software (USD)  (1) 2,100 262
Elbit Systems  1,386 257
First International Bank Of Israel  2,831 103
ICL Group  36,380 226
Israel Discount Bank, Class A  63,472 315
Mizrahi Tefahot Bank  8,035 263
Nice  (1) 3,308 678
Teva Pharmaceutical Industries, ADR (USD)  (1) 57,800 505
Tower Semiconductor  (1) 5,600 247
Total Israel (Cost
$4,055
)
5,001
ITALY 2.4%
Common Stocks 2.4%
Amplifon  6,389 234
Assicurazioni Generali  57,845 1,205
CNH Industrial  53,289 750
Davide Campari-Milano  26,707 344
DiaSorin  1,311 142
Enel  423,548 2,894
Eni  130,191 1,967
Ferrari  6,564 1,829
FinecoBank Banca Fineco  31,772 482
Infrastrutture Wireless Italiane  17,501 243
Intesa Sanpaolo  840,524 2,210
Mediobanca Banca di Credito Finanziario  30,465 327
Moncler  10,689 793
Nexi  (1) 30,737 255
Poste Italiane  27,207 283
Prysmian  13,266 543
Recordati Industria Chimica e Farmaceutica  5,445 251
Snam  105,011 584
Stellantis, Borsa Italiana S.P.A  75,637 1,254
Stellantis, Euronext Paris  41,483 687
Telecom Italia  (1)(2) 518,888 153
Terna Rete Elettrica Nazionale  73,270 634
UniCredit  (2) 100,043 1,982
Total Italy (Cost
$18,683
)
20,046
JAPAN 20.4%
Common Stocks 20.4%
Advantest  9,500 740

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Aeon  34,100 695
AGC  9,900 369
Aisin  7,700 226
Ajinomoto  23,800 856
ANA Holdings  (1) 8,300 181
Asahi Group Holdings  23,800 920
Asahi Intecc  11,300 204
Asahi Kasei  65,300 461
Astellas Pharma  95,580 1,440
Azbil  6,000 168
Bandai Namco Holdings  30,900 702
BayCurrent Consulting  6,800 236
Bridgestone  29,700 1,193
Brother Industries  11,900 187
Canon  52,100 1,241
Capcom  8,900 334
Central Japan Railway  7,500 929
Chiba Bank  27,200 178
Chubu Electric Power  33,100 369
Chugai Pharmaceutical  35,000 903
Concordia Financial Group  56,700 215
CyberAgent  22,400 195
Dai Nippon Printing  11,400 328
Daifuku  15,600 287
Dai-ichi Life Holdings  51,000 949
Daiichi Sankyo  91,300 3,133
Daikin Industries  13,000 2,361
Daito Trust Construction  3,200 303
Daiwa House Industry  31,200 795
Daiwa House REIT Investment  115 245
Daiwa Securities Group  68,200 317
Denso  22,600 1,364
Dentsu Group  10,400 375
Disco  4,500 512
East Japan Railway  15,700 898
Eisai  13,100 756
ENEOS Holdings  159,820 569
FANUC  49,900 1,685
Fast Retailing  9,100 2,155
Fuji Electric  6,600 266
FUJIFILM Holdings  18,800 980
Fujitsu  10,200 1,359
GLP J-Reit  230 263
GMO Payment Gateway  2,200 172
Hakuhodo DY Holdings  12,200 144
Hamamatsu Photonics  7,200 382

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Hankyu Hanshin Holdings  11,700 365
Hikari Tsushin  1,000 136
Hirose Electric  1,518 205
Hitachi  50,400 2,788
Hitachi Construction Machinery  5,600 138
Honda Motor  84,900 2,252
Hoshizaki  5,700 201
Hoya  18,600 1,950
Hulic  19,700 170
Ibiden  5,800 228
Idemitsu Kosan  10,852 231
Iida Group Holdings  7,400 132
Inpex  54,200 593
Isuzu Motors  29,900 353
ITOCHU  61,900 2,054
Itochu Techno-Solutions  5,000 129
Japan Airlines  7,500 143
Japan Exchange Group  25,800 419
Japan Metropolitan Fund Invest  364 267
Japan Post Bank  76,900 614
Japan Post Holdings  123,800 1,019
Japan Post Insurance  10,200 166
Japan Real Estate Investment  65 258
Japan Tobacco  62,500 1,345
JFE Holdings  25,175 298
JSR  8,900 207
Kajima  21,700 287
Kansai Electric Power  36,100 390
Kao  24,300 982
KDDI  83,900 2,619
Keio  5,400 201
Keisei Electric Railway  6,700 236
Keyence  10,156 4,580
Kikkoman  7,500 444
Kintetsu Group Holdings  8,800 297
Kirin Holdings  42,800 695
Kobayashi Pharmaceutical  2,600 162
Kobe Bussan  7,700 215
Koei Tecmo Holdings  6,080 112
Koito Manufacturing  10,900 211
Komatsu  48,200 1,199
Konami Holdings  4,900 241
Kose  1,700 198
Kubota  52,700 799
Kurita Water Industries  5,400 226
Kyocera  16,700 877

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Kyowa Kirin  13,900 309
Lasertec  3,900 531
Lixil  14,700 231
M3  23,000 565
Makita  11,400 322
Marubeni  80,500 1,143
MatsukiyoCocokara  5,900 316
Mazda Motor  29,600 268
McDonald's Holdings Japan  (2) 4,400 183
MEIJI Holdings  11,580 279
MINEBEA MITSUMI  18,600 344
MISUMI Group  14,600 368
Mitsubishi  65,300 2,421
Mitsubishi Chemical Holdings  65,700 385
Mitsubishi Electric  100,600 1,247
Mitsubishi Estate  58,800 725
Mitsubishi HC Capital  34,400 179
Mitsubishi Heavy Industries  16,700 633
Mitsubishi UFJ Financial Group  622,490 3,897
Mitsui  74,600 2,329
Mitsui Chemicals  9,600 243
Mitsui Fudosan  47,200 937
Mitsui OSK Lines  (2) 17,900 444
Mizuho Financial Group  125,610 1,821
MonotaRO  13,100 198
MS&AD Insurance Group Holdings  22,100 725
Murata Manufacturing  29,900 1,696
NEC  12,800 492
Nexon  24,800 560
NGK Insulators  12,200 153
NIDEC  23,244 1,150
Nihon M&A Center Holdings  15,800 121
Nintendo  57,500 2,431
Nippon Building Fund  79 331
NIPPON EXPRESS HOLDINGS  3,900 229
Nippon Paint Holdings  42,600 384
Nippon Prologis REIT  109 248
Nippon Sanso Holdings  8,900 161
Nippon Shinyaku  2,500 114
Nippon Steel  42,112 899
Nippon Telegraph & Telephone  62,200 1,898
Nippon Yusen KK  (2) 25,200 596
Nissan Chemical  6,500 289
Nissan Motor  119,100 434
Nisshin Seifun Group  9,655 117
Nissin Foods Holdings  3,200 309

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Nitori Holdings  4,200 535
Nitto Denko  7,300 472
Nomura Holdings  151,600 543
Nomura Real Estate Holdings  6,200 155
Nomura Real Estate Master Fund  221 259
Nomura Research Institute  20,681 520
NTT Data  32,900 447
Obayashi  33,800 282
Obic  3,600 555
Odakyu Electric Railway  15,100 211
Oji Holdings  42,300 166
Olympus  63,600 1,113
Omron  9,700 569
Ono Pharmaceutical  18,600 375
Open House Group  4,100 164
Oracle Corporation Japan  2,000 144
Oriental Land  52,100 1,844
ORIX  62,200 1,058
Osaka Gas  19,200 318
Otsuka  5,800 211
Otsuka Holdings  20,300 691
Pan Pacific International Holdings  19,500 364
Panasonic Holdings  114,995 1,083
Persol Holdings  8,900 184
Rakuten Group  45,500 227
Recruit Holdings  75,100 2,107
Renesas Electronics  (1) 61,200 798
Resona Holdings  110,900 553
Ricoh  28,600 237
Rohm  4,500 339
SBI Holdings  12,740 249
SCSK  8,100 122
Secom  10,900 698
Seiko Epson  14,600 223
Sekisui Chemical  19,000 270
Sekisui House  32,100 660
Seven & i Holdings  39,252 1,779
SG Holdings  15,000 216
Sharp  (1) 10,900 78
Shimadzu  12,200 382
Shimano  3,800 588
Shimizu  28,700 175
Shin-Etsu Chemical  96,300 2,748
Shionogi  13,800 618
Shiseido  20,800 1,043
Shizuoka Financial Group  23,200 175

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
SMC  3,000 1,496
SoftBank  149,600 1,684
SoftBank Group  62,800 2,355
Sompo Holdings  16,100 672
Sony Group  65,700 5,944
Square Enix Holdings  4,500 221
Subaru  32,000 522
SUMCO  18,000 248
Sumitomo  58,700 1,052
Sumitomo Chemical  77,600 262
Sumitomo Electric Industries  37,200 475
Sumitomo Metal Mining  12,900 476
Sumitomo Mitsui Financial Group  68,000 2,779
Sumitomo Mitsui Trust Holdings  17,212 620
Sumitomo Realty & Development  15,900 371
Suntory Beverage & Food  7,200 271
Suzuki Motor  19,200 669
Sysmex  8,700 560
T&D Holdings  27,200 333
Taisei  9,300 316
Takeda Pharmaceutical  78,298 2,596
TDK  20,200 694
Terumo  33,600 1,006
TIS  11,500 316
Tobu Railway  9,800 250
Toho  5,700 226
Tokio Marine Holdings  95,600 1,922
Tokyo Electric Power Holdings  (1) 79,500 285
Tokyo Electron  23,300 2,668
Tokyo Gas  20,100 412
Tokyu  27,300 385
TOPPAN  13,700 291
Toray Industries  71,200 404
Toshiba  20,300 654
Tosoh  13,500 180
TOTO  7,400 253
Toyota Industries  7,500 436
Toyota Motor  552,290 7,583
Toyota Tsusho  10,900 453
Trend Micro  6,900 337
Unicharm  21,000 848
USS  10,500 176
Welcia Holdings  4,800 101
West Japan Railway  11,300 490
Yakult Honsha  6,700 504
Yamaha  7,200 284

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Yamaha Motor  15,300 397
Yamato Holdings  14,800 254
Yaskawa Electric  12,500 509
Yokogawa Electric  11,900 193
Z Holdings  137,100 376
ZOZO  6,500 137
Total Japan (Cost
$138,885
)
172,321
NETHERLANDS 4.3%
Common Stocks 4.3%
ABN AMRO Bank, CVA  20,724 332
Adyen  (1) 1,129 1,814
Aegon  93,372 426
AerCap Holdings (USD)  (1) 8,500 479
Akzo Nobel  9,457 785
ASM International  2,441 886
ASML Holding  20,994 13,323
Coca-Cola Europacific Partners (USD)  10,700 690
DSM-Firmenich  (1) 8,968 1,174
EQT (SEK)  (2) 18,242 393
EXOR  (1) 5,648 465
Heineken  13,649 1,567
Heineken Holding  5,819 558
IMCD  2,968 447
ING Groep  194,061 2,407
JDE Peet's  5,236 159
Just Eat Takeaway.com  (1) 9,560 168
Koninklijke Ahold Delhaize  54,457 1,872
Koninklijke KPN  172,022 627
Koninklijke Philips  46,312 978
NN Group  14,496 541
Prosus  41,740 3,124
Randstad  6,135 333
Universal Music Group  (2) 37,776 825
Wolters Kluwer  13,410 1,777
Total Netherlands (Cost
$25,936
)
36,150
NEW ZEALAND 0.2%
Common Stocks 0.2%
Auckland International Airport  (1) 64,236 352
EBOS Group  8,315 228
Fisher & Paykel Healthcare  30,076 516
Mercury NZ  36,089 142

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Meridian Energy  65,940 223
Spark New Zealand  96,114 311
Total New Zealand (Cost
$1,195
)
1,772
NORWAY 0.6%
Common Stocks 0.6%
Adevinta  (1) 15,176 117
Aker BP  16,456 394
DNB Bank  (2) 48,442 852
Equinor  (2) 49,609 1,428
Gjensidige Forsikring  10,415 182
Kongsberg Gruppen  4,549 204
Mowi  21,227 405
Norsk Hydro  70,034 515
Orkla  39,113 281
Salmar  3,351 149
Telenor  35,904 448
Yara International  8,496 342
Total Norway (Cost
$4,961
)
5,317
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Espirito Santo  (1)(3) 127,132 —
EDP - Energias de Portugal  152,520 840
EDP Renovaveis  14,786 329
Galp Energia  25,611 309
Jeronimo Martins  14,530 367
Total Portugal (Cost
$1,775
)
1,845
SINGAPORE 1.4%
Common Stocks 1.4%
CapitaLand Ascendas Trust  172,397 371
CapitaLand Ascott Trust  7,610 6
CapitaLand Integrated Commercial Trust  272,368 416
Capitaland Investment  133,500 374
City Developments  21,300 111
DBS Group Holdings  94,300 2,330
Genting Singapore  309,000 263
Grab Holdings, Class A (USD)  (1) 66,800 194
Jardine Cycle & Carriage  5,100 130
Keppel  74,700 347

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Mapletree Logistics Trust  172,700 226
Mapletree Pan Asia Commercial Trust  120,412 160
Oversea-Chinese Banking  176,325 1,668
Sea, ADR (USD)  (1) 18,800 1,432
Sembcorp Marine  (1) 2,376,399 222
Singapore Airlines  68,432 301
Singapore Exchange  43,800 315
Singapore Technologies Engineering  79,800 217
Singapore Telecommunications  430,050 824
United Overseas Bank  61,420 1,305
UOL Group  24,152 126
Venture  14,400 184
Wilmar International  98,600 291
Total Singapore (Cost
$11,232
)
11,813
SPAIN 2.5%
Common Stocks 2.5%
Acciona  1,286 238
Acciona Energias Renovables  3,429 123
ACS Actividades de Construccion y Servicios  12,369 425
Aena  (1)(2) 3,906 658
Amadeus IT Group  (1) 23,460 1,649
Banco Bilbao Vizcaya Argentaria  (2) 314,021 2,299
Banco Santander  (2) 874,577 3,072
CaixaBank  230,869 855
Cellnex Telecom  29,432 1,239
Enagas  12,961 259
Endesa  16,298 366
Ferrovial  25,376 796
Grifols  (1) 15,534 160
Iberdrola - Interim  319,990 4,146
Industria de Diseno Textil  (2) 56,805 1,953
Naturgy Energy Group  (2) 8,511 265
Red Electrica  20,823 379
Repsol  71,729 1,054
Telefonica  270,674 1,229
Total Spain (Cost
$22,133
)
21,165
SWEDEN 3.3%
Common Stocks 3.3%
Alfa Laval  14,866 545
Assa Abloy, Class B  (2) 52,195 1,244
Atlas Copco, Class A  (2) 141,427 2,046

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Atlas Copco, Class B  (2) 79,564 1,021
Boliden  (2) 14,243 509
Electrolux, Class B  (2) 11,284 170
Embracer Group  (1) 34,140 178
Epiroc, Class A  42,074 843
Epiroc, Class B  11,324 195
Essity, Class B  31,714 961
Evolution Gaming Group  9,522 1,272
Fastighets Balder, Class B  (1) 32,376 151
Getinge, Class B  (2) 11,912 302
H & M Hennes & Mauritz, Class B  (2) 38,033 558
Hexagon, Class B  101,361 1,161
Holmen, Class B  4,885 185
Husqvarna, Class B  (2) 21,852 189
Industrivarden, Class A  968 28
Industrivarden, Class C  (2) 13,640 389
Indutrade  (2) 14,020 337
Investment AB Latour, Class B  (2) 7,710 167
Investor, Class A  24,112 529
Investor, Class B  (2) 96,790 2,079
Kinnevik, Class B  (1) 12,638 208
L E Lundbergforetagen, Class B  3,958 190
Lifco, Class B  12,139 277
Nibe Industrier, Class B  78,920 884
Nordea Bank  172,282 1,914
Sagax, Class B  9,929 243
Sandvik  (2) 55,524 1,131
Securitas, Class B  (2) 25,140 225
Skandinaviska Enskilda Banken, Class A  84,150 957
Skanska, Class B  (2) 17,457 285
SKF, Class B  (2) 19,670 356
Svenska Cellulosa, Class B  31,088 426
Svenska Handelsbanken, Class A  75,956 671
Swedbank, Class A  47,160 819
Swedish Orphan Biovitrum  (1) 9,119 222
Tele2, Class B  29,559 314
Telefonaktiebolaget LM Ericsson, Class B  151,997 837
Telia  (2) 136,398 380
Volvo, Class A  10,706 227
Volvo, Class B  78,297 1,610
Volvo Car, Class B  (1) 31,032 128
Total Sweden (Cost
$22,742
)
27,363

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
SWITZERLAND 9.9%
Common Stocks 9.9%
ABB  81,852 2,953
Adecco Group  8,210 282
Alcon  26,022 1,895
Bachem Holding  1,703 186
Baloise Holding  2,350 393
Banque Cantonale Vaudoise  (2) 1,569 165
Barry Callebaut  183 391
BKW  1,079 185
Chocoladefabriken Lindt & Spruengli  71 877
Chocoladefabriken Lindt & Spruengli, Registered Shares  4 493
Cie Financiere Richemont  27,183 4,493
Clariant  11,236 187
Credit Suisse Group  (1) 178,920 161
EMS-Chemie Holding  359 295
Geberit  1,868 1,064
Givaudan  481 1,683
Holcim  28,867 1,907
Julius Baer Group  11,134 798
Kuehne + Nagel International  2,830 838
Logitech International  9,015 533
Lonza Group  3,878 2,418
Nestle  143,208 18,372
Novartis  112,657 11,524
Partners Group Holding  1,182 1,147
Roche Holding  1,320 447
Roche Holding, Genusschein  36,661 11,480
Schindler Holding  2,473 553
Schindler Holding, Registered Shares  856 183
SGS  8,294 751
SIG Group  15,692 420
Sika  7,606 2,101
Sonova Holding  2,707 858
Straumann Holding  5,813 875
Swatch Group  1,561 536
Swatch Group, Registered Shares  2,446 154
Swiss Life Holding  1,605 1,059
Swiss Prime Site  3,937 356
Swiss Re  15,707 1,582
Swisscom  1,349 926
Temenos  3,267 275
UBS Group  174,370 3,549

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
VAT Group  1,385 489
Zurich Insurance Group  7,835 3,800
Total Switzerland (Cost
$56,053
)
83,634
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
NMC Health (GBP)  (1) 3,218 —
Total United Arab Emirates (Cost
$125
)
—
UNITED KINGDOM 14.6%
Common Stocks 14.6%
3i Group  50,684 1,128
abrdn  102,967 276
Admiral Group  9,462 275
Anglo American  66,172 2,039
Ashtead Group  22,867 1,318
Associated British Foods  18,256 450
AstraZeneca  80,692 11,875
Auto Trader Group  47,620 381
Aviva  145,972 777
BAE Systems  160,863 2,049
Barclays  825,663 1,663
Barratt Developments  51,182 322
Berkeley Group Holdings  5,660 317
BP  945,029 6,340
British American Tobacco  110,745 4,092
British Land  45,861 231
BT Group  361,989 723
Bunzl  17,582 700
Burberry Group  20,040 654
Coca-Cola HBC  10,301 314
Compass Group  91,484 2,413
Croda International  7,272 639
Diageo  118,389 5,400
Entain  30,665 559
Evraz  (1)(3) 21,218 —
Experian  47,973 1,698
Glencore  536,384 3,166
GSK  211,811 3,820
Haleon  264,492 1,163
Halma  19,770 575
Hargreaves Lansdown  18,525 188
Hikma Pharmaceuticals  8,475 196

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
HSBC Holdings  1,039,858 7,495
Imperial Brands  46,625 1,154
Informa  74,215 675
InterContinental Hotels Group  9,141 628
Intertek Group  8,281 433
J Sainsbury  90,240 314
JD Sports Fashion  132,335 269
Johnson Matthey  9,413 233
Kingfisher  100,217 325
Land Securities Group  36,685 311
Legal & General Group  311,042 918
Lloyds Banking Group  3,503,557 2,128
London Stock Exchange Group  19,683 2,067
M&G  120,240 311
Mondi  24,914 397
National Grid  190,609 2,733
NatWest Group  276,765 912
Next  6,731 571
Ocado Group  (1) 30,092 191
Pearson  33,213 369
Persimmon  16,629 275
Phoenix Group Holdings  39,066 291
Prudential  143,172 2,191
Reckitt Benckiser Group  37,269 3,012
RELX  99,741 3,323
Rentokil Initial  131,232 1,045
RioTinto  58,917 3,745
Rolls-Royce Holdings  (1) 435,747 835
Sage Group  53,099 548
Schroders  45,494 279
Segro  62,978 663
Severn Trent  12,907 475
Shell  367,537 11,294
Smith & Nephew  45,342 747
Smiths Group  18,460 390
Spirax-Sarco Engineering  3,833 536
SSE  56,288 1,299
St. James's Place  27,924 425
Standard Chartered  128,134 1,015
Taylor Wimpey  181,230 292
Tesco  385,458 1,363
Unilever  132,009 7,351
United Utilities Group  35,510 482
Vodafone Group  1,357,200 1,630
Whitbread  10,366 424

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
WPP  55,770 650
Total United Kingdom (Cost
$117,385
)
122,755
UNITED STATES 0.0%
Common Stocks 0.0%
Wix.com  (1) 2,900 253
Total United States (Cost
$649
)
253
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.83%  (4)(5) 4,840,432 4,840
4,840
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 4.684%, 6/22/23  (6) 447,000 444
444
Total Short-Term Investments (Cost $5,285) 5,284
SECURITIES LENDING COLLATERAL 4.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 4.2%
Money Market Funds 4.2%
T. Rowe Price Government Reserve Fund, 4.83%  (4)(5) 35,498,849 35,499
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 35,499
Total Securities Lending Collateral (Cost $35,499) 35,499
Total Investments in Securities
103.5% of Net Assets
(Cost $716,594) $ 873,056
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at April 30, 2023.
(3) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE International Equity Index Fund

.
.
.
.
.
.
.
.
.
.
(4) Seven-day yield
(5) Affiliated Companies
(6) At April 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CVA Dutch Certificate (Certificaten Van Aandelen)
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
SEK Swedish Krona
USD U.S. Dollar

T. ROWE PRICE International Equity Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 99 MSCI EAFE Index contracts 6/23 10,641 $ 613
Net payments (receipts) of variation margin to date (623)
Variation margin receivable (payable) on open futures contracts $ (10)

T. ROWE PRICE International Equity Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.83% $ — $ — $ 136 ++
Totals $ — # $ — $ 136 +
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
04/30/23
T. Rowe Price Government
Reserve Fund, 4.83% $ 14,448 ¤ ¤ $ 40,339
Total $ 40,339 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $136 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $40,339.

T. ROWE PRICE International Equity Index Fund
April 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $716,594) $ 873,056
Dividends receivable 3,150
Receivable for shares sold 2,331
Foreign currency (cost $946) 944
Other assets 2,572
Total assets 882,053
Liabilities
Obligation to return securities lending collateral 35,499
Payable for investment securities purchased 2,551
Payable for shares redeemed 224
Investment management fees payable 61
Due to affiliates 22
Variation margin payable on futures contracts 10
Other liabilities 115
Total liabilities 38,482
NET ASSETS $ 843,571
Net Assets Consist of:
Total distributable earnings (loss) $ 145,963
Paid-in capital applicable to 55,470,723 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 697,608
NET ASSETS $ 843,571
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $762,256; Shares outstanding: 50,128,510) $ 15.21
Z Class
(Net assets: $81,315; Shares outstanding: 5,342,213) $ 15.22

T. ROWE PRICE International Equity Index Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,156) $ 11,752
Securities lending 52
    Interest 12
Total income 11,816
Expenses
Investment management 322
Shareholder servicing
Investor Class 317
Prospectus and shareholder reports
Investor Class 16
Custody and accounting 151
Legal and audit 19
Registration 15
Directors 1
Miscellaneous 4
Waived / paid by Price Associates (41)
Total expenses 804
Net investment income 11,012
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 826
Futures 870
Foreign currency transactions 108
Net realized gain 1,804
Change in net unrealized gain / loss
Securities 133,459
Futures 735
Other assets and liabilities denominated in foreign currencies 213
Change in net unrealized gain / loss 134,407
Net realized and unrealized gain / loss 136,211
INCREASE IN NET ASSETS FROM OPERATIONS
$ 147,223

T. ROWE PRICE International Equity Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/23
Year
Ended
10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 11,012 $ 20,484
Net realized gain (loss) 1,804 (10,353)
Change in net unrealized gain / loss 134,407 (186,787)
Increase (decrease) in net assets from operations 147,223 (176,656)
Distributions to shareholders
Net earnings
Investor Class (15,734) (22,453)
Z Class (1,357) (111)
Decrease in net assets from distributions (17,091) (22,564)
Capital share transactions
*
Shares sold
Investor Class 134,704 97,112
Z Class 38,912 51,330
Distributions reinvested
Investor Class 14,854 21,005
Z Class 1,357 112
Shares redeemed
Investor Class (53,948) (107,644)
Z Class (5,970) (9,206)
Increase in net assets from capital share
transactions 129,909 52,709

T. ROWE PRICE International Equity Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Year
Ended
10/31/22
Net Assets
Increase (decrease) during period 260,041 (146,511)
Beginning of period 583,530 730,041
End of period $ 843,571 $ 583,530
*Share information (000s)
Shares sold
Investor Class 9,245 6,642
Z Class 2,706 3,487
Distributions reinvested
Investor Class 1,060 1,308
Z Class 96 7
Shares redeemed
Investor Class (3,789) (7,506)
Z Class (420) (664)
Increase in shares outstanding 8,898 3,274

T. ROWE PRICE International Equity Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index
Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to provide long-term capital growth. The fund has two classes of shares: the International Equity Index Fund (Investor Class) and
the International Equity Index Fund–Z Class (Z Class). The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received.

T. ROWE PRICE International Equity Index Fund

Proceeds from litigation payments, if any, are included in either net realized gain (loss)
or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE International Equity Index Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant

T. ROWE PRICE International Equity Index Fund

observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE International Equity Index Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Equity Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,614 $ 808,055 $ — $ 812,669
Equity Mutual Funds 15,424 — — 15,424
Preferred Stocks — 4,180 — 4,180
Short-Term Investments 4,840 444 — 5,284
Securities Lending Collateral 35,499 — — 35,499
Total Securities 60,377 812,679 — 873,056
Futures Contracts* 613 — — 613
Total $ 60,990 $ 812,679 $ — $ 873,669
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Equity Index Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 613
*
Total $ 613
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 870
Total $ 870

T. ROWE PRICE International Equity Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of
April 30, 2023, securities valued at $372,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk.
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Equity derivatives $ 735
Total $ 735

T. ROWE PRICE International Equity Index Fund

value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended
April 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2023, the value of loaned securities was
$33,987,000; the value of cash collateral and related investments was $35,499,000.

T. ROWE PRICE International Equity Index Fund

Other  Purchases and sales of portfolio securities other than short-term securities aggregated $220,787,000 and $97,796,000, respectively, for the six months ended
April 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2022, the fund had $9,607,000 of available capital loss carryforwards.
At April 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $724,336,000. Net unrealized gain aggregated $149,292,000 at period-end, of which $224,594,000 related to appreciated investments and $75,302,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards

T. ROWE PRICE International Equity Index Fund

are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring,

T. ROWE PRICE International Equity Index Fund

extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.45%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this particular arrangement during the six months ended April 30, 2023.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended April 30, 2023 as indicated in the table below.
At April 30, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
April 30, 2023, expenses incurred pursuant to these service agreements were $58,000 for Price Associates; $139,000 for T. Rowe Price Services, Inc.; and $45,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne
Investor Class Z Class
Expense limitation/I Class Limit 0.31% 0.00%
Expense limitation date 02/29/24 N/A
(Waived)/repaid during the period ($000s) $— $(41)

T. ROWE PRICE International Equity Index Fund

by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan.
Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended April 30, 2023, the fund was charged $29,000 for shareholder servicing costs related to the college savings plans, of which $17,000 was for services provided by Price. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At April 30, 2023, approximately 17%
of the outstanding shares of the Investor Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At April 30, 2023, approximately 100% of the Z Class's outstanding shares were held by
Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE International Equity Index Fund

NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE International Equity Index Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE International Equity Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with
T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and
Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory
Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contract.

T. ROWE PRICE International Equity Index Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE International Equity Index Fund

the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
The fund’s shareholders have benefited from economies of scale through reductions to the fund’s management fee and a restructure from an all-inclusive management fee that provides for potential future economies of scale through a decline in operating expenses as the fund grows in size.
The fund is also subject to a permanent contractual expense limitation that limits the fund’s total expense ratio to a certain percentage based on the fund’s net assets. The fund also offers a Z Class, which serves as an underlying investment within certain
T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE International Equity Index Fund

and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group) and third quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile
(Expense Group) and third quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F135-051 6/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2023